UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-14719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         11/12/12
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           63
                                         -----------

Form 13F Information Table Value Total:       66,449
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               September 30, 2012

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
APPLE INC                     COM               037833 10 0     1,069     1,602 SH          SOLE                 201           1,401
AT&T INC                      COM               00206R 10 2     1,038    27,535 SH          SOLE                 299          27,236
BANK OF AMERICA CORPORATION   COM               060505 10 4       214    24,213 SH          SOLE               4,047          20,166
BOSTON SCIENTIFIC CORP        COM               101137 10 7       106    18,432 SH          SOLE               6,951          11,481
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       260     7,689 SH          SOLE                 167           7,522
CAMERON INTERNATIONAL CORP    COM               13342B 10 5       246     4,383 SH          SOLE                               4,383
CATERPILLAR INC DEL           COM               149123 10 1       440     5,118 SH          SOLE               1,911           3,207
CHEVRON CORP NEW              COM               166764 10 0       601     5,157 SH          SOLE                 290           4,868
COCA COLA CO                  COM               191216 10 0       398    10,498 SH          SOLE                 784           9,714
DISNEY WALT CO                COM DISNEY        254687 10 6       338     6,469 SH          SOLE                 500           5,969
DUKE ENERGY CORP NEW          COM               26441C 10 5       905    13,972 SH          SOLE               4,100           9,871
EXXON MOBIL CORP              COM               30231G 10 2     1,261    13,793 SH          SOLE               1,946          11,847
FORD MTR CO DEL               COM PAR $0.01     345370 86 0       111    11,234 SH          SOLE               1,100          10,134
GENERAL ELECTRIC CO           COM               369604 10 3       744    32,741 SH          SOLE               3,748          28,993
GLEACHER & CO INC             COM               377341 10 2         9    12,000 SH          SOLE                   -          12,000
INTEL CORP                    COM               458140 10 0       414    18,262 SH          SOLE               5,197          13,065
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       446     2,150 SH          SOLE                 100           2,050
ISHARES TR                    DJ SEL DIV INX    464287 16 8     1,092    18,939 SH          SOLE                 982          17,957
ISHARES TR                    BARCLYS TIPS BD   464287 17 6    10,042    82,476 SH          SOLE              13,629          68,847
ISHARES TR                    MSCI EMERG MKT    464287 23 4       324     7,849 SH          SOLE               3,535           4,314
ISHARES TR                    IBOXX INV CPBD    464287 24 2       750     6,159 SH          SOLE                 891           5,268
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0       633     5,839 SH          SOLE               1,446           4,393
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       459     8,663 SH          SOLE                  50           8,613
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,094    15,161 SH          SOLE               1,137          14,024
ISHARES TR                    RUSSELL1000GRW    464287 61 4       613     9,194 SH          SOLE               1,162           8,032
ISHARES TR                    RUSL 2000 VALU    464287 63 0     1,711    23,146 SH          SOLE               2,820          20,325
ISHARES TR                    RUSL 2000 GROW    464287 64 8     1,682    17,597 SH          SOLE               3,068          14,530
ISHARES TR                    S&P CITINT TBD    464288 11 7       586     5,703 SH          SOLE                 844           4,859
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5       411     4,203 SH          SOLE                 772           3,431
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       994     9,300 SH          SOLE                               9,300
ISHARES TR                    JPMORGAN USD      464288 28 1       640     5,274 SH          SOLE                 689           4,585
ISHARES TR                    BARCLYS CR BD     464288 62 0       666     5,849 SH          SOLE               2,181           3,668
ISHARES TR                    BARCLYS INTER CR  464288 63 8       628     5,632 SH          SOLE               2,168           3,464
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6     1,060    10,020 SH          SOLE               1,853           8,167
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       275     2,220 SH          SOLE                 381           1,839
JOHNSON & JOHNSON             COM               478160 10 4       596     8,656 SH          SOLE                   -           8,656
MICROSOFT CORP                COM               594918 10 4       574    19,294 SH          SOLE               6,244          13,050
NEXTERA ENERGY INC            COM               65339F 10 1       250     3,549 SH          SOLE                               3,549
PEPSICO INC                   COM               713448 10 8       399     5,639 SH          SOLE                 549           5,090
PHILIP MORRIS INTL INC        COM               718172 10 9       309     3,432 SH          SOLE               2,259           1,173
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9     6,219   336,864 SH          SOLE              63,349         273,516
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       620    41,969 SH          SOLE                              41,969
POWERSHARES ETF TRUST II      SENIOR LN PORT    73936Q 76 9       549    22,008 SH          SOLE                 802          21,206
PROCTER & GAMBLE CO           COM               742718 10 9       523     7,546 SH          SOLE               1,479           6,066
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       132    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               GUG S&P500 PU GR  78355W 40 3     4,171    85,041 SH          SOLE              11,822          73,219
SCHLUMBERGER LTD              COM               806857 10 8       316     4,363 SH          SOLE               2,089           2,274
SOUTHERN CO                   COM               842587 10 7       350     7,592 SH          SOLE                               7,592
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5     1,088    44,400 SH          SOLE                              44,400
SPDR GOLD TRUST               GOLD SHS          78463V 10 7       278     1,617 SH          SOLE                 634             983
SPDR SERIES TRUST             S&P DIVID ETF     78464A 76 3       205     3,525 SH          SOLE               1,803           1,722
SPDR INDEX SHS FDS            S&P INTL ETF      78463X 77 2       945    20,893 SH          SOLE               2,386          18,507
SPECTRA ENERGY CORP           COM               847560 10 9       358    12,205 SH          SOLE               2,639           9,566
TARGET CORP                   COM               87612E 10 6       209     3,298 SH          SOLE                 436           2,862
UNITED TECHNOLOGIES CORP      COM               913017 10 9       220     2,808 SH          SOLE                 200           2,608
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       271     3,002 SH          SOLE                               3,002
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7       522     6,411 SH          SOLE               1,149           5,262
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5     7,723    90,694 SH          SOLE              18,832          71,862
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     5,470    93,162 SH          SOLE              16,293          76,870
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       516    11,321 SH          SOLE               1,419           9,902
WAL-MART STORES INC           COM               931142 10 3       216     2,922 SH          SOLE                 100           2,822
WISDOMTREE TRUST              EMG MKTS SMCAP    97717W 28 1       949    20,690 SH          SOLE               1,470          19,220
YAHOO INC                     COM               984332 10 6       211    13,179 SH          SOLE               5,354           7,825